TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2019
TAX SITUATION
Schedule of tax rates

		Additional
Taxable year	Rate	rate (surcharge) (*)
2020	32	4
2021	31	3
2022	30	3
As of 2023	30	—

(*)The additional rate (surcharge ) will be applicable only to financial entities that have a taxable rate equal or greater than 120,000 Unit of tax value ("UVT" from its Spanish acronym) which as of December 31,2019 amounts to a total of S/4.2 million; in that sense, Credicorp Capital Fiduciaria and Banco Compartir must pay the income tax taking into account the aforemetioned.

Schedule of detailed information about reconciliation between the statutory income tax rate and the effective tax rate

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2019	2018	2017
	%	%	%

Peruvian statutory income tax rate	29.50	29.50	29.50
Increase (decrease) in the statutory tax rate due to:
(i) Increase arising from income of subsidiaries not domiciled in Peru	1.55	0.09	0.47
(ii) Non-taxable income, net	(3.91)	(2.39)	(4.98)
Effective income tax rate	27.14	27.20	24.99

Schedule of detailed information about income tax expenses

b)    Income tax expense for the years ended December 31, 2019, 2018 and 2017 comprises:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,469,497	1,315,896	1,262,302
In other countries	206,120	113,912	134,540
	1,675,617	1,429,808	1,396,842

Deferred -
In Peru	(30,967)	87,952	(18,264)
In other countries	(21,573)	3,149	14,708
	(52,540)	91,101	(3,556)
Total	1,623,077	1,520,909	1,393,286

Schedule of deferred taxes

c)    The following table presents a summary of the Group’s deferred income tax:

	2019	2018
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	699,970	674,689
Provision for profit sharing	57,351	8,852
Provision for sundry expenses and risks	36,256	27,404
Provision for pending vacations	24,378	16,817
Depreciation of improvements for leased premises	19,005	20,479
Unrealized loss in valuation on cash flow hedge derivatives	14,992	9,286
Carry forward tax losses	4,773	6,790
Unrealized losses due to valuation of investments at fair value through other comprehensive income	632	4,105
Others	51,541	35,122

Deferred liability
Intangibles, net	(223,101)	(159,620)
Buildings depreciation	(66,818)	(68,398)
Adjustment for difference in exchange of SUNAT and SBS	(30,846)	(47,289)
Deferred acquisitions costs - DAC	(17,578)	(14,913)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(12,387)	(3,190)
Unrealized gain in valuation on fair value hedge derivatives	(9,451)	(5,201)
Fluctuation of the fair value of the covered bonds	(7,971)	(16,558)
Unrealized gain in valuation on cash flow hedge derivatives	(2,021)	(6,608)
Buildings revaluation	(4,795)	(5,356)
Others	(12,977)	(12,694)
Total	520,953	463,717

Deferred income tax liability, net
Deferred asset
Carry forward tax losses	14,309	20,369
Deferred income due to commission	8,138	7,503
Allowance for loan losses for insurance	6,945	8,298
Unrealized losses due to valuation of investments at fair value through other comprehensive income	6,229	11,893
Provision for sundry expenses and risks	5,313	3,761
Others	27,913	5,126

Deferred liability
Intangibles, net	(50,048)	(36,907)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(34,054)	(20,790)
Deferred acquisitions costs - DAC	(27,925)	(28,581)
Technical reserves for premiums	(23,180)	(12,084)
Others	(11,202)	(5,107)
Catastrophic insurance reserve	(9,776)	(9,950)
Leasing operations related to loans	(3,810)	(4,788)
Buildings revaluation	(3,463)	(1,694)
Buildings depreciation	(78)	(3,076)
Fluctuation due to valuation of investments at fair value through profit or loss	—	(3,061)
Total	(134,204)	(108,603)

Schedule of summary of income tax returns of major subsidiaries open for examination by tax authorities

d)    The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016 to 2019
Mibanco, Banco de la Microempresa S.A.	2015 to 2019
Prima AFP S.A	2016 to 2019
Pacífico Compañía de Seguros y Reaseguros	2015 to 2019
Pacífico Peruano Suiza	2015 to 2017

Schedule of summary of annual income tax declarations pending examination by the overseas tax authorities

The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2011, 2012, 2014 to 2019
Credicorp Capital Colombia	2016 to 2019
Credicorp Capital Holding Chile	2018 to 2019